UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2006

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds     holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Criterion Capital Management, LLC
Address:  One Maritime Plaza, Suite 1460
          San Francisco, CA  94111

Form 13F File Number:    28-10866

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     R. Daniel Beckham
Title:    Chief Operating Officer
Phone:    (415) 834-2417

Signature, Place and Date of Signing:


/s/ R. Daniel Beckham              San Francisco, CA   May 12, 2006

Report Type (Check only one.):

_X_ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None.

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      41

Form 13F Information Table Value Total:      434,113 X 1000



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

NAME OF ISSUER                      TITLE OF       CUSIP         VALUE    SHARES
SH/  PUT/  INV  OTHER    VOTING  AUTH
                                     CLASS                       X1000
PRN  CALL  DISC  MGR    SOLE   SHR  NONE
ADVENT SOFTWARE INC                      COM        7974108      32469   1142457
SH        SOLE       1142457
AGERE SYS INC                            COM      00845V308       4662    310000
SH        SOLE        310000
AKAMAI TECHNOLOGIES INC                  COM      00971T101       1316     40000
SH        SOLE         40000
AMDOCS LIMITED INARY SHARES              COM      G02602103       4508    125000
SH        SOLE        125000
AMERICAN TOWER CORPORATION               COM      029912201      62605   2064798
SH        SOLE       2064798
ATHEROS COMMUNICATIONS INC               COM      04743P108       1048     40000
SH        SOLE         40000
AVAYA INC.                               COM      053499109      10001    885000
SH        SOLE        885000
CISCO SYSTEMS, INC.                      COM      17275R102       4334    200000
SH        SOLE        200000
COMVERSE TECHNOLOGY INC (NEW)            COM      205862402       2588    110000
SH        SOLE        110000
CORNING INCORPORATED                     COM      219350105      10633    395000
SH        SOLE        395000
CROWN CASTLE INTL CORP                   COM      228227104       5812    205000
SH        SOLE        205000
ESCHELON TELECOM, INC.                   COM      296290109       7294    463700
SH        SOLE        463700
FIRST AVENUE NETWORKS INC                COM      31865X106       1322    150000
SH        SOLE        150000
FOSTER WHEELER LTD                       COM      G36535139      14098    298000
SH        SOLE        298000
FTI CONSULTING INC                       COM      302941109       4565    160000
SH        SOLE        160000
GARMIN LTD.                              COM      G37260109       3495     44000
SH        SOLE         44000
GARTNER, INC.                            COM      366651107      17527   1256400
SH        SOLE       1256400
GIGAMEDIA LIMITED.                       COM      Y2711Y104      12963   2282300
SH        SOLE       2282300
HOMESTORE INC                            COM      437852106      18398   2804620
SH        SOLE       2804620
LAMAR ADVERTISING CO                     COM      512815101      29109    553300
SH        SOLE        553300
LATTICE SEMICONDUCTOR CORP               COM      518415104      10725   1610300
SH        SOLE       1610300
LEAP WIRELESS INTL INC                   COM      521863308      29922    686449
SH        SOLE        686449
MARVEL ENTERTAINMENT INC                 COM      57383T103       2414    120000
SH        SOLE        120000
MCGRATH RENTCORP                         COM      580589109       1202     40000
SH        SOLE         40000
NET 1 UEPS TECHNOLOGIES INC              COM      64107N206       7969    281600
SH        SOLE        281600
NTELOS HOLDING CORP.                     COM      67020Q107       3923    280000
SH        SOLE        280000
NUANCE COMMUNICATIONS INC                COM      67020Y100      24305   2058000
SH        SOLE       2058000
PER-SE TECHNOLOGIES INC                  COM      713569309      22920    859700
SH        SOLE        859700
QUALCOMM INC                             COM      747525103       9009    178000
SH        SOLE        178000
REYNOLDS & REYNOLDS CO                   COM      761695105      12950    456000
SH        SOLE        456000
RF MICRO DEVICES INC                     COM      749941100       4671    540000
SH        SOLE        540000
SABA SOFTWARE INC                        COM      784932600       3966    614860
SH        SOLE        614860
SEARS HOLDINGS CORPORATION               COM      812350106      12339     93600
SH        SOLE         93600
SILICON LABORATORIES INC.                COM      826919102       1099     20000
SH        SOLE         20000
SPRINT NEXTEL CORPORATION                COM      852061100       7752    300000
SH        SOLE        300000
TELLABS INC.                             COM      879664100       1113     70000
SH        SOLE         70000
TEXAS INSTRUMENTS INC.                   COM      882508104      12988    400000
SH        SOLE        400000
UBIQUITEL INC                            COM      903474302      11277   1116497
SH        SOLE       1116497
VITESSE SEMICONDUCTOR CORP               COM      928497106       1074    300000
SH        SOLE        300000
WILLIAMS SCOTSMAN INTL, INC.             COM      96950G102       2576    102815
SH        SOLE        102815
WMS INDS INC                             COM      929297109       1174     39000
SH        SOLE         39000

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